TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 2
dated January 14, 2019
to the Statutory Prospectus dated May 1, 2018

Effective immediately, the following paragraph is hereby inserted immediately following the section entitled “Financial highlights” on page 117 of the Statutory Prospectus:

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Life Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Life Funds’ Corporate Secretary no earlier than January 2, 2019 and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Life Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Life Funds is notified by April 24, 2019 of other matters that may be properly brought before the 2019 shareholder’s meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

A40445 (1/19)

TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 3
dated January 14, 2019
to the Statement of Additional Information (“SAI”)
dated May 1, 2018, as amended
August 1, 2018 and November 16, 2018

Officer changes

Steven Gruppo, J. Keith Morgan and Ronald Pressman no longer serve as officers of the TIAA-CREF Life Funds. Effective immediately, all references to Mr. Gruppo, Mr. Morgan and Mr. Pressman should be removed. Additionally, the following is hereby added to the chart appearing under the sub-section entitled “Officers” of the section entitled “Management of the Trust” beginning on page 34 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President, Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

A40459 (1/19)